Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Connors Funds
Entity Central Index Key	0001884762
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000232658
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	CVRDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(833) 601-2676
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Connors Hedged Equity Fund - Institutional Class	CBOE S&P 500® BuyWrite Index	S&P 500® Index
Jan-2022	$25,000	$25,000	$25,000
Nov-2022	$24,650	$22,908	$22,829
Nov-2023	$26,437	$24,802	$25,989
Nov-2024	$33,209	$29,713	$34,797
Nov-2025	$35,564	$32,544	$40,016

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Annualized Since Inception (1/19/2022)
Connors Hedged Equity Fund - Institutional Class	7.09%	9.55%
S&P 500® Index	15.00%	12.95%
CBOE S&P 500® BuyWrite Index	9.53%	7.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information is available on the Fund's website www.connorsinvestor.com/mutual-fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 57,244,411
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 191,222
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,244,411 Number of Portfolio Holdings108 Advisory Fee$191,222 Portfolio turnover (fiscal year)38% Sharpe ratio0.30 Beta0.70 Standard Deviation9.39%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	5.0%
Alphabet, Inc. - Class A	4.3%
Amazon.com, Inc.	4.3%
Nvidia Corp.	4.0%
Microsoft Corp.	3.8%
Morgan Stanley	2.9%
Meta Platforms, Inc. - Class A	2.7%
Wells Fargo & Co.	2.7%
JPMorgan Chase & Co.	2.7%
Broadcom, Inc.	2.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.5%
Purchased Options	0.2%
Utilities	2.0%
Money Market	2.5%
Energy	4.1%
Materials	4.1%
Real Estate	4.4%
Consumer Staples	4.9%
Health Care	9.7%
Communications	9.9%
Industrials	10.2%
Consumer Discretionary	12.1%
Financials	13.6%
Technology	23.8%